CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 259,250	$ 266,340	$ 213,581
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	141,727	114,090	107,892
Amortization of intangibles	1,125	1,002	1,010
Provision (benefit) for credit losses, net	14,124	(5,904)	44,578
Deferred income tax expense	85,645	34,897	13,257
Stock compensation expense	1,068	1,242	4,219
Changes in components of working capital:
Changes in affiliated accounts and notes receivables	50,815	(15,938)	99,423
Changes in other assets and equipment held for sale	(87,357)	11,739	59,570
Changes in accounts payable and other accrued liabilities	75,619	10,522	(16,949)
Net cash from (used in) operating activities	542,016	417,990	526,581
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of receivables acquired	(19,051,010)	(20,631,860)	(19,639,227)
Collections of receivables	18,241,277	19,044,038	18,305,941
Changes in restricted cash	(86,450)	(65,756)	43,589
Purchase of equipment on operating leases	(996,858)	(620,561)	(459,477)
Proceeds from disposal of equipment on operating leases	269,222	271,354	249,879
Capital expenditures for property and equipment and software	(2,685)	(3,320)	(2,314)
Net cash from (used in) investing activities	(1,626,504)	(2,006,105)	(1,501,609)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of affiliated debt	2,041,129	1,346,492	1,807,984
Payment of affiliated debt	(1,516,433)	(1,854,288)	(1,764,745)
Proceeds from issuance of long-term debt	3,914,656	5,872,434	3,963,218
Payment of long-term debt	(3,009,731)	(3,507,341)	(3,124,109)
Changes in revolving credit facilities, net	(555,951)	(157,487)	284,500
Dividends paid to CNH Industrial America LLC	(115,000)	(200,000)
Preferred dividend paid to CNH Industrial Canada Ltd.	(23,803)
Net cash from (used in) financing activities	734,867	1,499,810	1,166,848
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(349,621)	(88,305)	191,820
CASH AND CASH EQUIVALENTS
Beginning of year	697,608	785,913	594,093
End of year	347,987	697,608	785,913
CASH PAID DURING THE YEAR FOR INTEREST	274,358	250,697	251,590
CASH PAID DURING THE YEAR FOR TAXES	$ 101,933	$ 130,271	$ 85,684